Equity compensation plans (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended								12 Months Ended
	Nov. 30, 2012	Nov. 30, 2012 Options	Nov. 30, 2011 Options	Nov. 30, 2010 Options	Nov. 30, 2012 Share Option Plans Options	Nov. 30, 2011 Share Option Plans Options	Nov. 30, 2010 Share Option Plans Options	Nov. 30, 2009 Share Option Plans Options	Nov. 30, 2012 Share Option Plans Options $9.65	Nov. 30, 2012 Share Option Plans Options $13.51-$14.47
Equity compensation plans
Exercise price, low end of range (in dollars per share)										$ 13.51
Exercise price, high end of range (in dollars per share)										$ 14.47
Exercise price (in dollars per share)					$ 14.14	$ 12.81	$ 12.42	$ 10.46	$ 9.65
Number Outstanding (in shares)					444				4	440
Weighted-Average Remaining Contractual Life					2 years 1 month 6 days				1 year 4 months 24 days	2 years 1 month 6 days
Weighted-Average Exercise Price (in dollars per share)					$ 14.14				$ 9.65	$ 14.16
Weighted average assumptions used to estimate the fair value of options granted
Risk-free interest rate (as a percent)		0.16%	1.00%	3.00%
Dividend yield (as a percent)		2.30%	0.00%	0.00%
Volatility (as a percent)		42.00%	66.00%	75.00%
Expected option life		1 year 6 months	1 year 6 months	1 year 6 months
Additional disclosure
Awards outstanding (in shares)	2,135
Weighted average grant date fair value of awards (in dollars per share)	$ 13.31
Total unrecognized compensation cost (in dollars)	$ 6,676
Weighted average period for recognizing unrecognized compensation cost	3 years 1 month 6 days